Portfolio of AFS Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 4,979,205.7	$ 60,581.7	₨ 4,416,934.2
Gross Unrealized Gains	6,552.9	79.7	22,472.3
Gross Unrealized Losses	106,914.6	1,300.8	50,843.4
Fair Value	4,878,844.0	59,360.6	4,388,563.1
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,828,914.5		4,273,955.4
Gross Unrealized Gains	6,497.7		20,952.7
Gross Unrealized Losses	105,021.4		50,262.6
Fair Value	4,730,390.8	$ 57,554.3	4,244,645.5
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,860,431.8		3,226,917.6
Gross Unrealized Gains	4,656.4		10,995.6
Gross Unrealized Losses	80,344.5		42,946.3
Fair Value	3,784,743.7		3,194,966.9
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	428,980.9		429,146.8
Gross Unrealized Gains	1,322.5		4,395.9
Gross Unrealized Losses	15,604.8		5,865.9
Fair Value	414,698.6		427,676.8
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	819.0		2,279.2
Gross Unrealized Gains	0.0		0.0
Gross Unrealized Losses	21.8		3.4
Fair Value	797.2		2,275.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	511,161.4		578,922.3
Gross Unrealized Gains	505.4		5,381.4
Gross Unrealized Losses	8,479.0		1,283.5
Fair Value	503,187.8		583,020.2
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,521.4		36,689.5
Gross Unrealized Gains	13.4		179.8
Gross Unrealized Losses	571.3		163.5
Fair Value	26,963.5		36,705.8
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19.3		24.2
Gross Unrealized Gains	0.0		0.0
Gross Unrealized Losses	1.8		1.3
Fair Value	17.5		22.9
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	150,271.9		142,954.6
Gross Unrealized Gains	55.2		1,519.6
Gross Unrealized Losses	1,891.4		579.5
Fair Value	148,435.7		143,894.7
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	3,220,573.8		1,791,389.0
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,658,270.2		₨ 2,597,174.1